21. INCOME TAX AND DEFERRED TAXES (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total current tax expense, net	$ 12,935,253	$ 17,880,179	$ 15,650,290
Total deferred tax expense, net	784,535	(337,760)	867,802
Income tax expense (benefit)	13,719,788	17,542,419	16,518,092
Foreign
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total current tax expense, net	2,176,477	5,061,256	5,056,309
Total deferred tax expense, net	(1,158,442)	(107,621)	1,641,250
Domestic
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total current tax expense, net	10,472,755	12,818,924	10,593,981
Total deferred tax expense, net	$ 2,228,998	$ (230,140)	$ (773,448)